Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt securities in issue [line items]
Debt Securities	£ 53,967	£ 55,906
Medium Term Notes [member]
Debt securities in issue [line items]
Debt Securities	26,724	29,198
Euro 35bn Global Covered Bond Programme [member]
Debt securities in issue [line items]
Debt Securities	19,926	18,114
Certificates of Deposit [member]
Debt securities in issue [line items]
Debt Securities	3,226	3,221
Credit Linked Note [member]
Debt securities in issue [line items]
Credit linked notes		42
Securitisation Programmes [member]
Debt securities in issue [line items]
Debt Securities	£ 4,091	£ 5,331